Share Capital and Share Premium (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Nov. 25, 2010	Jul. 08, 2008	Mar. 28, 2006	Sep. 21, 2005
Share Capital and Share Premium [Abstract]
Number of shares, Shares outstanding	1,767,821
Number of shares, Issuance of shares	218,478
Number of shares, Shares outstanding	1,986,299
Share capital, Shares outstanding	$ 177
Share capital, Issuance of shares	21
Share capital, Shares outstanding	198
Share premium, Shares outstanding	6,056,240
Share premium, Issuance of shares	629,930
Share premium, Shares outstanding	$ 6,686,169
Number of shares, Authorized Common shares	150,000,000		10,000	50,000	50,000	10,000
Number of shares, Issue and fully paid common shares	1,986,299	1,767,821
Share capital, Authorized Common shares	$ 15,000
Share capital, Issue and fully paid common shares	198	$ 177
Share premium, Authorized Common shares
Share premium, Issue and fully paid common shares	$ 6,686,170	$ 6,056,240